Summary of Significant Accounting Policies - Schedule of Basic Net Income Per Share and Diluted Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Basic Net Income Per Share and Diluted Net Income Per Share [Abstract]
Net income attributable to Deswell Industries, Inc. (in Dollars)	$ 11,138	$ 7,709	$ 2,059
Basic weighted average common shares outstanding	15,935	15,935	15,935
Effect of dilutive securities – Options	18	64	137
Diluted weighted average common and potential common shares outstanding	15,953	15,999	16,072
Diluted net income per share (in Dollars per share)	$ 0.7	$ 0.48	$ 0.13
Basic net income per share (in Dollars per share)	$ 0.7	$ 0.48	$ 0.13